Acquisition of Patroklos (M/V Cape Agamemnon) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			5 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 09, 2011 Patroklos Marine Corporation
Business Acquisition [Line Items]
Vessel				$ 51,500
Above market acquired time charter				48,551
Identifiable assets				100,051
Purchase price				(83,525)
Gain from bargain purchase	$ 0	$ 82,453	$ 0	$ 16,526